SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 641,766	$ 544,361
C E O And Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	155,193	104,226
C E O [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	99,577	93,283
Salary And Commission [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	76,795	19,053
Directors [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	61,666	2,861
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 393,231	$ 219,423